NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET LOSS PER SHARE
Summary of basic and diluted net loss per share

Basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Numerator:
Net loss attributable to Gracell Biotechnologies Inc.’s shareholders	(211,900)	(451,754)	(607,509)	(88,080)
Accretion of convertible redeemable preferred shares to redemption value	(62,733)	(1,989)	—	—
Net loss attributable to Gracell Biotechnologies Inc.’s ordinary shareholders	(274,633)	(453,743)	(607,509)	(88,080)
Denominator:
Weighted-average number of ordinary shares outstanding—basic and diluted	99,044,776	328,866,599	338,342,051	338,342,051
Net loss per share attributable to Gracell Biotechnologies Inc.’s ordinary shareholders—basic and diluted	(2.77)	(1.38)	(1.80)	(0.26)

Summary of potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive

	For the years ended December 31,
	2020	2021	2022
	shares	shares	shares
Convertible redeemable preferred shares	110,230,842	—	—
Share options and RSUs	—	930,498	2,851,075